UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549

                        FORM 13F

                   FORM 13F COVER PAGE

Report for the calendar Year or Quarter Ended:   June 30, 1999

Check here if Amendment [ ];  Amendment Number:
This Amendment (Check only one.): [ ]  is a restatement.
                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         KR Capital Partners I, L.P.
Address: 450 Park Avenue
         Suite 3000
         New York, NY 10022

13F File Number:   28-6772

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Richard Kravitz
Title:        Vice President of KR Capital Advisors, It's General Partner
Phone:        212-888-6300
Signature, Place, and Date of Signing:

    Richard Kravitz          New York, New York       July 27, 1999

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT

[X] 13F NOTICE

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

    13F File Mumber          Name
    28-1316             KR Capital Advisors, Inc.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.